Ordinary Shares	12 Months Ended
Dec. 31, 2023
Equity, Attributable to Parent [Abstract]
Ordinary Shares
17.
ORDINARY SHARES

During the year ended December 31, 2021, 7,686,832 share options were exercised. The Company also repurchased an aggregate of 369,365 ADSs, representing 7,387,292 Class A ordinary shares at an average price of RMB60.4242 per ADS or RMB3.0212 per Class A ordinary share, for aggregate consideration of RMB22,319.

During the year ended December 31, 2022, the Group repurchased an aggregate of 14,525,153 ADSs, representing 290,503,052 Class A ordinary shares at an average price of RMB44.5311 per ADS or RMB2.2266 per Class A ordinary share, for aggregate consideration of RMB646,820.

During the year ended December 31, 2023, 37,080,608 share options were exercised. The Company also repurchased an aggregate of 5,960,593 ADSs, representing 119,211,860 Class A ordinary shares at an average price of RMB35.7437 per ADS or RMB1.7872 per Class A ordinary share, for aggregate consideration of RMB213,054.

Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.